JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 42.9%
Fixed Income — 19.6%
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,686	37,017
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,735	37,126
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,421	21,690
JPMorgan High Yield Fund Class R6 Shares (a)	8,024	58,658
JPMorgan Income Fund Class R6 Shares (a)	4,774	45,352
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,447	70,660
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	17,861	175,577

Total Fixed Income		446,080

International Equity — 4.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,409	111,037

U.S. Equity — 18.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,384	418,228

TOTAL INVESTMENT COMPANIES (Cost $831,618)		975,345

EXCHANGE-TRADED FUNDS — 32.9%
Alternative Assets — 2.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	669	64,374

Fixed Income — 9.6%
JPMorgan High Yield Research Enhanced ETF (a)	1,471	76,582
JPMorgan U.S. Aggregate Bond ETF (a)	2,594	140,777

Total Fixed Income		217,359

International Equity — 14.5%
JPMorgan BetaBuilders International Equity ETF (a)	5,627	331,148

U.S. Equity — 6.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	794	69,600
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	657	42,209
JPMorgan U.S. Value Factor ETF (a)	644	22,893

Total U.S. Equity		134,702

TOTAL EXCHANGE-TRADED FUNDS (Cost $664,113)		747,583

	Principal Amount ($000)
CORPORATE BONDS — 7.8%
Aerospace & Defense — 0.3%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (b)	1,020	1,101
Boeing Co. (The)
1.95%, 2/1/2024	100	102
1.43%, 2/4/2024	135	135
2.50%, 3/1/2025	276	284
2.75%, 2/1/2026	95	99
2.20%, 2/4/2026	85	86
2.70%, 2/1/2027	1,722	1,782
3.45%, 11/1/2028	200	212
L3Harris Technologies, Inc.
1.80%, 1/15/2031	210	203
Leidos, Inc.
2.30%, 2/15/2031	83	81
Lockheed Martin Corp.
2.80%, 6/15/2050	300	297
Northrop Grumman Corp.
5.15%, 5/1/2040	242	315
3.85%, 4/15/2045	521	592
Raytheon Technologies Corp.
2.25%, 7/1/2030	422	426
3.75%, 11/1/2046	241	268
2.82%, 9/1/2051	385	365

		6,348

Automobiles — 0.3%
Daimler Finance North America LLC (Germany)
1.45%, 3/2/2026 (b)	479	481
General Motors Co.
6.80%, 10/1/2027	810	1,012
Hyundai Capital America
1.15%, 11/10/2022 (b)	1,074	1,080
2.65%, 2/10/2025 (b)	700	727
1.30%, 1/8/2026 (b)	100	98
2.38%, 10/15/2027 (b)	835	846
1.80%, 1/10/2028 (b)	155	152
Kia Corp. (South Korea)
3.25%, 4/21/2026 (b)	250	267
Nissan Motor Acceptance Co. LLC
2.80%, 1/13/2022 (b)	404	407
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (b)	318	338
4.35%, 9/17/2027 (b)	970	1,066
Stellantis Finance US, Inc.
1.71%, 1/29/2027 (b)	330	329
Volkswagen Group of America Finance LLC (Germany)
1.25%, 11/24/2025 (b)	405	403

		7,206

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Banks — 1.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (b) (c)	300	298
AIB Group plc (Ireland)
4.75%, 10/12/2023 (b)	970	1,043
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	1,070	1,198
Banco Santander SA (Spain)
1.85%, 3/25/2026	400	405
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	199
2.75%, 12/3/2030	600	597
Bank of America Corp.
4.00%, 1/22/2025	1,674	1,820
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	592	588
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,407	1,546
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,243	1,200
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (b)	490	525
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	215	215
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	328	350
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	365	365
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	424	426
3.65%, 3/16/2025	970	1,042
4.34%, 1/10/2028	300	336
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (b) (c)	770	766
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	364	361
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	290	281
Citigroup, Inc.
3.88%, 3/26/2025	1,510	1,641
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	550	542
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	502	546
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	418	478
Commonwealth Bank of Australia (Australia)
3.31%, 3/11/2041 (b)	290	298
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,070	1,166
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	357	352
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (c)	335	333
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	1,000	993
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	200	221
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,885	1,886
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	205	203
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	225	226
Intesa Sanpaolo SpA (Italy)
Series XR, 3.25%, 9/23/2024 (b)	435	459
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	220	220
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	934	1,041
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	230	226
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	470	498
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	287	287
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	410	469
Nordea Bank Abp (Finland)
1.50%, 9/30/2026 (b)	200	199
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	230	229

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Societe Generale SA (France)
4.25%, 4/14/2025 (b)	850	919
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	320	316
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	270	269
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	625	629
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	1,260	1,268
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	197
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (b)	395	399
UniCredit SpA (Italy)
6.57%, 1/14/2022 (b)	350	357
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	199
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	200	222
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,933
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	156	160
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	70	69

		33,011

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.75%, 7/15/2042	1,530	1,650
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	287	309
3.80%, 5/1/2050	276	309

		2,268

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	300	321
3.20%, 11/21/2029	720	776
4.05%, 11/21/2039	1,065	1,223
4.25%, 11/21/2049	240	284
Amgen, Inc.
3.15%, 2/21/2040	496	501
Biogen, Inc.
2.25%, 5/1/2030	272	271
3.15%, 5/1/2050	232	221
Gilead Sciences, Inc.
1.65%, 10/1/2030	481	462
2.60%, 10/1/2040	288	274
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	481	458

		4,791

Building Products — 0.0% (d)
Masco Corp.
2.00%, 10/1/2030	482	466

Capital Markets — 0.6%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	523	546
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	244
4.28%, 1/9/2028 (b)	1,120	1,245
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	905	919
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	792	793
4.25%, 10/21/2025	1,486	1,646
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,295	1,276
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	783	862
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	120	119
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	219	252
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	470	466
Morgan Stanley
5.00%, 11/24/2025	2,097	2,398
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	340	334
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	270	327
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	245	256
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	580	564

		12,247

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	218	281
International Flavors & Fragrances, Inc.
3.47%, 12/1/2050 (b)	351	368

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

LYB International Finance III LLC
1.25%, 10/1/2025	144	144
3.38%, 5/1/2030	205	223
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	121	159

		1,175

Commercial Services & Supplies — 0.0% (d)
Republic Services, Inc.
1.75%, 2/15/2032	385	365

Construction & Engineering — 0.0% (d)
Quanta Services, Inc.
2.35%, 1/15/2032	370	362

Construction Materials — 0.0% (d)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	489	498

Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	500	521
6.50%, 7/15/2025	275	319
4.63%, 10/15/2027	1,005	1,121
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (b)	135	137
2.88%, 2/15/2025 (b)	110	113
5.50%, 1/15/2026 (b)	1,075	1,206
2.13%, 2/21/2026 (b)	150	148
4.25%, 4/15/2026 (b)	25	27
2.53%, 11/18/2027 (b)	1,132	1,113
Capital One Financial Corp.
3.80%, 1/31/2028	503	559
General Motors Financial Co., Inc.
1.25%, 1/8/2026	415	409
4.35%, 1/17/2027	100	112
2.70%, 6/10/2031	150	150
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	595	622
5.50%, 2/15/2024 (b)	31	34

		6,591

Containers & Packaging — 0.0% (d)
Graphic Packaging International LLC
1.51%, 4/15/2026 (b)	259	259

Diversified Financial Services — 0.2%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (b)	145	147
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	1,070	1,284
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (b)	1,228	1,329
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (b)	465	467
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	489	508
3.13%, 11/7/2049	251	260

		3,995

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	668	691
2.75%, 6/1/2031	886	910
3.50%, 6/1/2041	664	682
3.55%, 9/15/2055	270	266
Verizon Communications, Inc.
2.10%, 3/22/2028	320	325
3.15%, 3/22/2030	641	686
2.65%, 11/20/2040	236	222
3.85%, 11/1/2042	822	903

		4,685

Electric Utilities — 0.4%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	156	190
Duke Energy Corp.
3.40%, 6/15/2029	464	501
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	123	127
Duke Energy Progress LLC
2.90%, 8/15/2051	170	167
Edison International
5.75%, 6/15/2027	265	305
Emera US Finance LP (Canada)
4.75%, 6/15/2046	253	299
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (b)	985	1,090
Entergy Arkansas LLC
2.65%, 6/15/2051	88	82
Entergy Louisiana LLC
4.00%, 3/15/2033	202	232
2.90%, 3/15/2051	80	78
Evergy, Inc.
2.90%, 9/15/2029	512	537
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (b)	235	275
Fortis, Inc. (Canada)
3.06%, 10/4/2026	334	358
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	156	164
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	236	260
Massachusetts Electric Co.
4.00%, 8/15/2046 (b)	118	130
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (b)	328	305
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	115	117
2.45%, 12/2/2027 (b)	410	416
OGE Energy Corp.
0.70%, 5/26/2023	140	140
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	170	170

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	554	554
1.37%, 3/10/2023	695	693
3.45%, 7/1/2025	140	146
2.95%, 3/1/2026	90	92
3.75%, 8/15/2042 (e)	86	78
4.30%, 3/15/2045	90	89
PacifiCorp
4.15%, 2/15/2050	144	171
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	232	230
Series C, 4.13%, 3/1/2048	152	166

		8,162

Electrical Equipment — 0.0% (d)
Eaton Corp.
4.15%, 11/2/2042	349	411

Energy Equipment & Services — 0.0% (d)
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	338	369
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	338	372

		741

Entertainment — 0.0% (d)
Walt Disney Co. (The)
2.65%, 1/13/2031	440	459
3.50%, 5/13/2040	424	468

		927

Equity Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	503	547
American Tower Corp.
1.50%, 1/31/2028	205	199
1.88%, 10/15/2030	1,190	1,144
3.10%, 6/15/2050	151	148
2.95%, 1/15/2051	98	92
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	182
2.50%, 8/16/2031	110	108
Corporate Office Properties LP
2.75%, 4/15/2031	295	298
Crown Castle International Corp.
3.10%, 11/15/2029	495	520
CubeSmart LP
2.00%, 2/15/2031	570	554
Digital Realty Trust LP
3.70%, 8/15/2027	458	509
Equinix, Inc.
2.90%, 11/18/2026	360	382
Federal Realty Investment Trust
1.25%, 2/15/2026	242	240
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	475	455
Healthpeak Properties, Inc.
2.88%, 1/15/2031	495	516
Life Storage LP
2.40%, 10/15/2031	305	302
Mid-America Apartments LP
3.60%, 6/1/2027	450	496
Office Properties Income Trust
2.40%, 2/1/2027	375	371
Realty Income Corp.
1.80%, 3/15/2033	275	260
Sabra Health Care LP
3.20%, 12/1/2031	215	211
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026(b)	630	683
UDR, Inc.
2.10%, 8/1/2032	482	463
1.90%, 3/15/2033	65	60
WP Carey, Inc.
4.25%, 10/1/2026	150	168
2.40%, 2/1/2031	183	181
2.25%, 4/1/2033	20	19

		9,108

Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	660	661
0.95%, 2/10/2026 (b)	155	152
1.30%, 2/10/2028 (b)	124	119
2.50%, 2/10/2041 (b)	125	115
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	495	515
3.44%, 5/13/2041 (b)	300	308
3.63%, 5/13/2051 (b)	335	346
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (b)	131	144
Kroger Co. (The)
3.95%, 1/15/2050	258	293
Sysco Corp.
2.40%, 2/15/2030	699	709

		3,362

Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	395	400
Conagra Brands, Inc.
1.38%, 11/1/2027	465	453
Mondelez International, Inc.
1.88%, 10/15/2032	316	303
Smithfield Foods, Inc.
3.00%, 10/15/2030 (b)	508	512
Tyson Foods, Inc.
3.55%, 6/2/2027	342	377

		2,045

Gas Utilities — 0.0% (d)
Atmos Energy Corp.
0.63%, 3/9/2023	95	95
2.85%, 2/15/2052	245	234
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	238	229

		558

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co.
4.67%, 6/6/2047	84	105

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

3.79%, 5/20/2050	252	281
Boston Scientific Corp.
4.00%, 3/1/2029	168	190
4.55%, 3/1/2039	158	193
DH Europe Finance II SARL
3.25%, 11/15/2039	123	131
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	503	550

		1,450

Health Care Providers & Services — 0.2%
Anthem, Inc.
2.25%, 5/15/2030	488	489
Banner Health
1.90%, 1/1/2031	323	321
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	195	204
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	240	234
CommonSpirit Health
1.55%, 10/1/2025	85	85
2.78%, 10/1/2030	195	202
3.91%, 10/1/2050	80	87
CVS Health Corp.
4.88%, 7/20/2035	225	273
HCA, Inc.
5.25%, 6/15/2026	1,104	1,266
3.50%, 7/15/2051	265	263
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	165	182
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	50	54
MultiCare Health System
2.80%, 8/15/2050	149	148
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	175	181
Piedmont Healthcare, Inc.
2.86%, 1/1/2052	230	223
Quest Diagnostics, Inc.
2.80%, 6/30/2031	379	396
Universal Health Services, Inc.
2.65%, 1/15/2032 (b)	225	223
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	375	379

		5,210

Hotels, Restaurants & Leisure — 0.0% (d)
Starbucks Corp.
3.35%, 3/12/2050	251	261

Household Durables — 0.0% (d)
Lennar Corp.
4.50%, 4/30/2024	85	92
5.00%, 6/15/2027	570	661
MDC Holdings, Inc.
3.97%, 8/6/2061	275	263

		1,016

Household Products — 0.0% (d)
Kimberly-Clark Corp.
3.70%, 6/1/2043	345	388

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (b)	840	856
Exelon Generation Co. LLC
3.25%, 6/1/2025	1,014	1,081
5.75%, 10/1/2041	210	256
Southern Power Co.
5.15%, 9/15/2041	260	318

		2,511

Industrial Conglomerates — 0.0% (d)
General Electric Co.
3.45%, 5/1/2027	495	543
Roper Technologies, Inc.
1.75%, 2/15/2031	481	459

		1,002

Insurance — 0.2%
American International Group, Inc.
3.40%, 6/30/2030	344	376
4.38%, 6/30/2050	244	300
Athene Global Funding
0.95%, 1/8/2024 (b)	675	679
2.75%, 6/25/2024 (b)	349	366
1.45%, 1/8/2026 (b)	510	511
Brown & Brown, Inc.
2.38%, 3/15/2031	488	486
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (b)	352	359
F&G Global Funding
1.75%, 6/30/2026 (b)	190	191
MassMutual Global Funding II
1.55%, 10/9/2030 (b)	300	288
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	510	571
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	200	201
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (b)	495	520

		4,848

IT Services — 0.0% (d)
CGI, Inc. (Canada)
1.45%, 9/14/2026 (b)	215	213
2.30%, 9/14/2031 (b)	385	374
Global Payments, Inc.
3.20%, 8/15/2029	156	165
International Business Machines Corp.
4.00%, 6/20/2042	214	247

		999

Leisure Products — 0.0% (d)
Hasbro, Inc.
3.90%, 11/19/2029	291	321

Life Sciences Tools & Services — 0.0% (d)
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	345	338

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Machinery — 0.0% (d)
Otis Worldwide Corp.
3.11%, 2/15/2040	334	342

Media — 0.2%
Charter Communications Operating LLC
2.25%, 1/15/2029 (f)	150	150
2.80%, 4/1/2031	892	893
3.50%, 3/1/2042 (f)	115	113
3.70%, 4/1/2051	532	518
Comcast Corp.
1.50%, 2/15/2031	1,000	949
3.25%, 11/1/2039	431	455
2.80%, 1/15/2051	305	289
Cox Communications, Inc.
1.80%, 10/1/2030 (b)	278	265
2.95%, 10/1/2050 (b)	236	222
Discovery Communications LLC
3.63%, 5/15/2030	433	470
ViacomCBS, Inc.
4.00%, 1/15/2026	255	282
4.38%, 3/15/2043	280	320
5.85%, 9/1/2043	55	75

		5,001

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	320	342
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	398	390
Steel Dynamics, Inc.
1.65%, 10/15/2027	316	313
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	335	346

		1,391

Multiline Retail — 0.0% (d)
Dollar General Corp.
4.13%, 4/3/2050	243	284
Kohl’s Corp.
3.38%, 5/1/2031	392	403
Nordstrom, Inc.
4.25%, 8/1/2031	292	296

		983

Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	241	230
CenterPoint Energy, Inc.
1.45%, 6/1/2026	225	225
Consumers Energy Co.
3.25%, 8/15/2046	117	123
San Diego Gas & Electric Co.
2.95%, 8/15/2051	370	367
Southern Co. Gas Capital Corp.
Series 21A, 3.15%, 9/30/2051	170	170
WEC Energy Group, Inc.
1.38%, 10/15/2027	266	261

		1,376

Oil, Gas & Consumable Fuels — 0.7%
Boardwalk Pipelines LP
4.45%, 7/15/2027	205	231
BP Capital Markets America, Inc.
3.63%, 4/6/2030	755	841
2.77%, 11/10/2050	238	220
Chevron Corp.
2.98%, 5/11/2040	496	513
Chevron USA, Inc.
3.25%, 10/15/2029	275	301
Cimarex Energy Co.
3.90%, 5/15/2027	155	170
ConocoPhillips
3.75%, 10/1/2027 (b)	238	266
Diamondback Energy, Inc.
0.90%, 3/24/2023	652	653
3.25%, 12/1/2026	398	426
Enable Midstream Partners LP
3.90%, 5/15/2024 (e)	985	1,047
4.40%, 3/15/2027	475	526
5.00%, 5/15/2044 (e)	565	619
Energy Transfer LP
3.90%, 7/15/2026	734	801
Enterprise Products Operating LLC
4.45%, 2/15/2043	354	408
Exxon Mobil Corp.
3.00%, 8/16/2039	734	759
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	195	197
4.32%, 12/30/2039 (b)	135	140
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (b)	250	249
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	550	564
3.45%, 10/15/2027 (b)	334	352
HollyFrontier Corp.
2.63%, 10/1/2023	232	240
5.88%, 4/1/2026	123	141
Lundin Energy Finance BV (Netherlands)
2.00%, 7/15/2026 (b)	200	201
3.10%, 7/15/2031 (b)	200	203
MPLX LP
2.65%, 8/15/2030	476	477
4.50%, 4/15/2038	256	286
NGPL PipeCo LLC
3.25%, 7/15/2031 (b)	210	215
ONEOK, Inc.
2.20%, 9/15/2025	300	306
Phillips 66 Partners LP
3.55%, 10/1/2026	245	264
Pioneer Natural Resources Co.
1.90%, 8/15/2030	319	305
Plains All American Pipeline LP
4.65%, 10/15/2025	629	697
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	509	578

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (b)	461	477
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	495	503
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	509	577

		14,753

Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	55	81
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	353	391
4.13%, 6/15/2039	295	354
2.35%, 11/13/2040	533	508
Merck & Co., Inc.
2.35%, 6/24/2040	348	331
Royalty Pharma plc
1.75%, 9/2/2027	94	94
3.30%, 9/2/2040	261	260
3.55%, 9/2/2050	144	141
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,220	1,239
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	263	290
Viatris, Inc.
3.85%, 6/22/2040 (b)	292	313
4.00%, 6/22/2050 (b)	203	216

		4,218

Professional Services — 0.0% (d)
IHS Markit Ltd.
4.25%, 5/1/2029	303	345

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	241	273
Kansas City Southern
4.70%, 5/1/2048	192	238
Norfolk Southern Corp.
3.05%, 5/15/2050	237	236
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (b)	586	579
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	800	801
Union Pacific Corp.
3.55%, 8/15/2039	345	384

		2,511

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
2.80%, 10/1/2041	236	236
Broadcom, Inc.
1.95%, 2/15/2028 (b)	529	522
4.15%, 11/15/2030	1,448	1,604
3.19%, 11/15/2036 (b)	78	78
KLA Corp.
3.30%, 3/1/2050	100	105
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	260	260
0.98%, 9/1/2024 (b)	380	380
NXP BV (China)
2.50%, 5/11/2031 (b)	355	358
3.25%, 5/11/2041 (b)	365	375
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (b)	370	344
Xilinx, Inc.
2.38%, 6/1/2030	225	230

		4,492

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	85	84
Oracle Corp.
2.30%, 3/25/2028	165	169
2.95%, 4/1/2030	643	673
3.80%, 11/15/2037	619	668
VMware, Inc.
1.40%, 8/15/2026	421	419
4.70%, 5/15/2030	415	489

		2,502

Specialty Retail — 0.1%
AutoZone, Inc.
3.63%, 4/15/2025	316	343
Lowe’s Cos., Inc.
1.70%, 9/15/2028	341	338
1.70%, 10/15/2030	240	229
3.70%, 4/15/2046	509	556
O’Reilly Automotive, Inc.
3.90%, 6/1/2029	510	571
Tractor Supply Co.
1.75%, 11/1/2030	501	481

		2,518

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	634	702
2.70%, 8/5/2051	295	284
Dell International LLC
6.20%, 7/15/2030	970	1,241

		2,227

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,267	1,269

Tobacco — 0.1%
Altria Group, Inc.
2.45%, 2/4/2032	375	359
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	479
4.39%, 8/15/2037	100	107
3.73%, 9/25/2040	398	384

		1,329

Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	440	467
2.88%, 1/15/2026	250	261

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

1.88%, 8/17/2026	700	698

		1,426

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico)
2.88%, 5/7/2030	250	260
Rogers Communications, Inc. (Canada)
3.70%, 11/15/2049	345	358
T-Mobile USA, Inc.
2.55%, 2/15/2031	1,127	1,131
3.00%, 2/15/2041	704	681

		2,430

TOTAL CORPORATE BONDS (Cost $178,777)		177,038

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	6,371	5,507
1.13%, 8/15/2040	5,859	5,042
1.88%, 2/15/2041	2,210	2,162
2.25%, 5/15/2041	259	269
2.25%, 8/15/2046	1,235	1,275
1.38%, 8/15/2050	17,470	14,742
1.63%, 11/15/2050	1,836	1,649
1.88%, 2/15/2051	460	439
U.S. Treasury Notes
1.38%, 1/31/2022 (g)	6,829	6,859
0.13%, 2/15/2024	3,230	3,211
1.75%, 7/31/2024	11,890	12,317
0.25%, 8/31/2025	16,920	16,575
0.38%, 11/30/2025	2,000	1,962
0.50%, 2/28/2026	10,760	10,578
0.50%, 8/31/2027	6,000	5,775
1.13%, 2/29/2028	4,000	3,975
1.25%, 3/31/2028	2,200	2,200
1.25%, 4/30/2028	2,990	2,988
1.00%, 7/31/2028	1,570	1,540
0.63%, 8/15/2030	2,205	2,051
0.88%, 11/15/2030	1,215	1,153
1.13%, 2/15/2031	5,895	5,710
1.63%, 5/15/2031	585	592
U.S. Treasury STRIPS Bonds
1.01%, 8/15/2026 (h)	2,735	2,596
1.13%, 5/15/2027 (h)	2,780	2,598

TOTAL U.S. TREASURY OBLIGATIONS (Cost $115,927)		113,765

MORTGAGE-BACKED SECURITIES — 4.9%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	587	637
Pool # QB4026, 2.50%, 10/1/2050	2,403	2,510
Pool # QB4045, 2.50%, 10/1/2050	1,599	1,655
Pool # QB4484, 2.50%, 10/1/2050	889	930
Pool # QB4542, 2.50%, 10/1/2050	852	893
Pool # RA4224, 3.00%, 11/1/2050	323	343
Pool # QB8503, 2.50%, 2/1/2051	904	933
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	2,116	2,399
Pool # FM3118, 3.00%, 5/1/2050	618	661
Pool # BQ2894, 3.00%, 9/1/2050	1,354	1,425
Pool # BQ3996, 2.50%, 10/1/2050	1,005	1,047
Pool # BQ5243, 3.50%, 10/1/2050	481	509
Pool # CA7398, 3.50%, 10/1/2050	1,492	1,608
Pool # BR4318, 3.00%, 1/1/2051	257	271
Pool # CA8637, 4.00%, 1/1/2051	2,282	2,524
FNMA, Other
Pool # AM3010, 5.07%, 3/1/2028	574	677
Pool # BL8639, 1.09%, 4/1/2028	773	756
Pool # AM5319, 4.34%, 1/1/2029	516	591
Pool # BL5457, 2.57%, 7/1/2029	875	932
Pool # BS0448, 1.27%, 12/1/2029	1,098	1,074
Pool # BL9748, 1.60%, 12/1/2029	448	447
Pool # AN7593, 2.99%, 12/1/2029	335	365
Pool # AN8285, 3.11%, 3/1/2030	340	375
Pool # AM8544, 3.08%, 4/1/2030	146	159
Pool # BL9045, 1.58%, 7/1/2030	1,185	1,178
Pool # BL9251, 1.45%, 10/1/2030	850	834
Pool # BL9891, 1.37%, 12/1/2030	613	599

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Pool # AN6149, 3.14%, 7/1/2032	1,025	1,138
Pool # BM3226, 3.44%, 10/1/2032 (i)	1,402	1,575
Pool # AN7923, 3.33%, 1/1/2033	640	723
Pool # AN9067, 3.51%, 5/1/2033	345	392
Pool # BL1012, 4.03%, 12/1/2033	335	401
Pool # BL0900, 4.08%, 2/1/2034	190	227
Pool # AN4430, 3.61%, 1/1/2037	732	822
Pool # BF0230, 5.50%, 1/1/2058	2,008	2,405
Pool # BF0497, 3.00%, 7/1/2060	924	984
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 10/25/2036 (f)	1,535	1,581
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 10/25/2051 (f)	6,900	7,114
TBA, 2.50%, 12/25/2051 (f)	14,300	14,682
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,358	1,477
Pool # BR3929, 3.50%, 10/20/2050	564	620
Pool # BW1726, 3.50%, 10/20/2050	777	843
Pool # BS8546, 2.50%, 12/20/2050	2,165	2,267
Pool # BR3928, 3.00%, 12/20/2050	984	1,075
Pool # BU7538, 3.00%, 12/20/2050	822	897
Pool # 785294, 3.50%, 1/20/2051	2,134	2,349
Pool # CA8452, 3.00%, 2/20/2051	2,517	2,700
Pool # CA9005, 3.00%, 2/20/2051	519	560
Pool # CB1543, 3.00%, 2/20/2051	1,782	1,896
Pool # CA3588, 3.50%, 2/20/2051	1,658	1,793
Pool # CB1536, 3.50%, 2/20/2051	1,986	2,161
Pool # CB1542, 3.00%, 3/20/2051	1,386	1,475
Pool # CB4433, 3.00%, 3/20/2051	2,360	2,468
Pool # CC0070, 3.00%, 3/20/2051	311	331
Pool # CC8726, 3.00%, 3/20/2051	395	428
Pool # CC8738, 3.00%, 3/20/2051	481	518
Pool # CC8723, 3.50%, 3/20/2051	2,328	2,532
Pool # CC0088, 4.00%, 3/20/2051	388	418
Pool # CC0092, 4.00%, 3/20/2051	448	484
Pool # CC8727, 3.00%, 4/20/2051	709	754
Pool # CC8739, 3.00%, 4/20/2051	1,651	1,772
Pool # CC8740, 3.00%, 4/20/2051	1,486	1,589
Pool # CC8751, 3.00%, 4/20/2051	327	350
Pool # CA3563, 3.50%, 7/20/2051	1,134	1,239
Pool # CE2586, 3.50%, 7/20/2051	1,712	1,863
Pool # MA7534, 2.50%, 8/20/2051	15,762	16,272
GNMA II, Other
Pool # 785183, 2.93%, 10/20/2070 (i)	1,060	1,110

TOTAL MORTGAGE-BACKED SECURITIES (Cost $111,465)		110,617

ASSET-BACKED SECURITIES — 4.2%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	782	783
Series 2021-A, Class B, 1.79%, 4/15/2027 (b)	925	926
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	735	734
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	640	639
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	695	697
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (e)	1,132	1,130
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	870	874
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	735	740
Series 2016-3, Class AA, 3.00%, 10/15/2028	966	962
Series 2019-1, Class AA, 3.15%, 2/15/2032	459	464

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	639	639
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	335	335
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	920	927
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	825	827
Series 2020-3, Class C, 1.06%, 8/18/2026	385	388
AMSR Trust
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	810	805
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	325	342
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	257	257
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	317	321
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	904	908
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	1,232	1,238
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	511	509
CarMax Auto Owner Trust
Series 2020-4, Class C, 1.30%, 8/17/2026	350	354
Carvana Auto Receivables Trust
Series 2020-P1, Class C, 1.32%, 11/9/2026	470	468
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (b)	595	599
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (i)	334	334
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	210	211
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024 (b)	255	255
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	295	295
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	730	732
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	1,845	1,862
Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	845	870
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	1,215	1,218
Series 2021-3A, Class A, 1.00%, 5/15/2030 (b)	1,285	1,286
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	389	389
Crossroads Asset Trust
Series 2021-A, Class A1, 0.37%, 12/20/2021 (b)	12	12
Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	265	265
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	525	524
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	210	218
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	294	295
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	400	400
Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	250	251
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	425	425
Series 2021-1A, Class B, 0.50%, 2/18/2025	1,125	1,126
Series 2021-2A, Class C, 0.98%, 6/15/2026	835	836
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	1,390	1,390
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	1,037	1,036
First Investors Auto Owner Trust
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	420	420
Flagship Credit Auto Trust
Series 2021-2, Class A, 0.37%, 12/15/2026 (b)	1,818	1,817
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	530	529
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	690	695
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	216	216
Series 2021-2, Class A, 0.68%, 6/19/2028 (b)	414	414
Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (b)	900	903
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	750	754

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	315	316
Lakeview CDO LLC
1.83%, 11/10/2032 ‡ (i)	199	199
2.33%, 11/10/2032 ‡ (i)	425	425
Lendingpoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	1,420	1,434
Series 2021-A, Class A, 1.00%, 12/15/2028 (b)	1,915	1,916
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	550	550
Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	1,695	1,695
Series 2021-B, Class B, 1.68%, 2/15/2029 (b)	595	595
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	643	642
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	1,180	1,203
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,145	1,154
Marlette Funding Trust
Series 2021-1A, Class A, 0.60%, 6/16/2031 (b)	396	396
Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (b)	897	899
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	1,225	1,228
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (b)	995	995
MVW LLC
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (b)	253	253
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (b)	710	708
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	867	876
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	673	676
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,705	1,711
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (b)	637	642
Series 2021-1A, Class A, 0.93%, 3/22/2027 (b)	850	850
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	295	311
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (b)	266	267
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,235	2,236
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	218	221
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	1,597	1,601
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	1,841	1,842
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	1,975	1,976
Prestige Auto Receivables Trust
Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	865	870
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (b) (e)	794	795
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	1,885	1,885
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	569	566
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	420	416
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 ‡ (b)	2,393	2,388
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	995	995
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	675	693
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	560	557
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	550	554
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (b)	478	477
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	1,772	1,774
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (b)	270	270
Series 2021-1A, Class C, 1.33%, 9/16/2024 (b)	315	315
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	217	216

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-2, Class B, 3.50%, 5/1/2028	549	540
Series 2016-2, Class A, 3.10%, 10/7/2028	225	224
Series 2018-1, Class A, 3.70%, 3/1/2030	584	591
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	303	306
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	926	931
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	272	272
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	530	531
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (e)	549	551
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (e)	623	624
Veros Auto Receivables Trust
Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	730	730
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	557	557
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	2,228	2,235
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	1,906	1,907
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (e)	1,014	1,016
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (e)	950	951
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	1,465	1,466
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	1,792	1,792
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	325	328
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	445	451
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	1,680	1,687

TOTAL ASSET-BACKED SECURITIES (Cost $94,870)		95,122

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Bayview Finance LLC
0.00%, 7/12/2033 ‡	1,229	1,229
Bayview Financing Trust
Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (b) (i)	89	89
Bayview Opportunity Master Fund Trust
Series 2014-1SBC, 1.60%, 1/10/2031 ‡ (i)	126	126
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	1,351	1,350
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (i)	1,316	1,317
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (i)	1,285	1,288
FNMA Trust, Whole Loan
Series 2002-W8, Class A1, 6.50%, 6/25/2042	497	566
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	261	297
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	395	425
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,656	2,818
FNMA, REMIC Trust, Whole Loan
Series 2002-W3, Class A4, 6.50%, 11/25/2041	1,005	1,150
GNMA
Series 2015-H11, Class FC, 0.64%, 5/20/2065 (i)	717	721
Series 2021-H14, Class YD, 8.72%, 6/20/2071 (i)	1,000	1,348
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (e)	526	526
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (i)	465	464
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025 (b) (e)	723	727
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (i)	968	969
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	704	748
Series 2019-2, Class M55D, 4.00%, 8/25/2058	1,280	1,392
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,186	1,291

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	1,638	1,735
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	1,715	1,809
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (e)	330	332
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (i)	2,119	2,160
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (b)	355	355
Series 2021-2, Class A, 2.35%, 10/17/2027 (b)	1,150	1,150

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,232)		26,382

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.92%, 12/18/2037 (b) (i)	692	690
Series 2021-FL4, Class AS, 1.19%, 12/18/2037 (b) (i)	575	574
BPR Trust
Series 2021-KEN, Class A, 1.33%, 2/15/2029 (b) (i)	415	415
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (b) (i)	955	958
Series 2021-MN1, Class M1, 2.05%, 1/25/2051 (b) (i)	328	330
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	810	892
Series K-1510, Class A2, 3.72%, 1/25/2031	295	342
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	322	318
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (i)	1,672	223
FREMF Mortgage Trust
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (i)	50	53
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (i)	450	492
Series 2017-K728, Class C, 3.76%, 11/25/2050 (b) (i)	230	242
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 0.88%, 12/15/2037 ‡ (b) (i)	590	590
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	885	915

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,068)		7,034

FOREIGN GOVERNMENT SECURITIES — 0.1%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (b)	200	195
Republic of Colombia (Colombia)
4.00%, 2/26/2024	300	314
Republic of Panama (Panama)
3.16%, 1/23/2030	300	309
Republic of Peru (Peru)
2.78%, 12/1/2060	162	137
United Mexican States (Mexico)
2.66%, 5/24/2031	1,035	997

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,041)		1,952

	Shares (000)
SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (j) (Cost $61,767)	61,767	61,767

Total Investments — 102.0% (Cost $2,093,878)		2,316,605
Liabilities in Excess of Other Assets — (2.0)%		(44,870)

Net Assets — 100.0%		2,271,735

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2021.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of September 30, 2021.
(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.

(j)	The rate shown is the current yield as of September 30, 2021.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	244	12/2021	EUR	11,373	(381)
FTSE 100 Index	61	12/2021	GBP	5,788	1
S&P 500 E-Mini Index	318	12/2021	USD	68,410	(2,327)
U.S. Treasury 10 Year Note	409	12/2021	USD	53,873	(530)

					(3,237)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$82,732	$12,390	$95,122
Collateralized Mortgage Obligations	—	21,394	4,988	26,382
Commercial Mortgage-Backed Securities	—	6,444	590	7,034
Corporate Bonds	—	177,038	—	177,038
Exchange-Traded Funds	747,583	—	—	747,583
Foreign Government Securities	—	1,952	—	1,952
Investment Companies	975,345	—	—	975,345
Mortgage-Backed Securities	—	110,617	—	110,617
U.S. Treasury Obligations	—	113,765	—	113,765
Short-Term Investments
Investment Companies	61,767	—	—	61,767

Total Investments in Securities	$1,784,695	$513,942	$17,968	$2,316,605

Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1
Depreciation in Other Financial Instruments
Futures Contracts	(3,238)	—	—	(3,238)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(3,237)	$—	$—	$(3,237)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021
Investments in Securities:
Asset-Backed Securities	$13,396	$—	$(21)	$— (a)	$550	$(1,763)	$1,305	$(1,077)	$12,390
Collateralized Mortgage Obligations	5,053	—	(6)	(1)	1,245	(1,303)	—	—	4,988
Commercial Mortgage-Backed Securities	590	—	— (a)	—	—	—	—	—	590

Total	$19,039	$—	$(27)	$(1)	$1,795	$(3,066)	$1,305	$(1,077)	$17,968

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(23).

There were no significant transfers into or out of level 3 for the period ended September 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$11,766	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (11.30%)
			Yield (Discount Rate of Cash Flows)	0.84% - 2.82% (2.00%)

Asset-Backed Securities	11,766

	3,544	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Constant Default Rate	0.00% - 0.50% (0.26%)
			Yield (Discount Rate of Cash Flows)	1.21% - 1.49% (1.35%)
Collateralized Mortgage Obligations	3,544

	590	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.62% (1.62%)

Commercial Mortgage-Backed Securities	590

Total	$15,900

# The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30 2021, the value of these investments was $2,068. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$330,989	$5,362	$—	$—	$(5,203)	$331,148	5,627	$1,839		$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	67,494	—	3,506	511	(125)	64,374	669	442		—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	67,810	3,493	—	—	(1,703)	69,600	794	162		—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	44,460	—	—	—	(2,251)	42,209	657	124		—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	37,342	421	—	—	(746)	37,017	4,686	421		—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	109,508	11,595	—	—	(10,066)	111,037	5,409	—		—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	37,384	681	—	—	(939)	37,126	4,735	681		—
JPMorgan Equity Index Fund Class R6 Shares (a)	329,195	90,446	—	—	(1,413)	418,228	6,384	1,293		—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	21,495	194	—	—	1	21,690	2,421	194		—
JPMorgan High Yield Fund Class R6 Shares (a)	58,107	709	—	—	(158)	58,658	8,024	709		—
JPMorgan High Yield Research Enhanced ETF (a)	72,973	3,965	—	—	(356)	76,582	1,471	795		—
JPMorgan Income Fund Class R6 Shares (a)	45,195	441	—	—	(284)	45,352	4,774	441		—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	69,580	505	—	—	575	70,660	6,447	505		—
JPMorgan Managed Income Fund Class L Shares (a)	822	—	822	2	(2)	—	—	—	(b)	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	175,229	704	—	—	(356)	175,577	17,861	705		—
JPMorgan U.S. Aggregate Bond ETF (a)	130,046	14,521	3,155	(46)	(589)	140,777	2,594	458		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c)	67,712	123,163	129,108	—	—	61,767	61,767	4		—
JPMorgan U.S. Value Factor ETF (a)	112,506	—	89,779	2,656	(2,490)	22,893	644	364		—

Total	$1,777,847	$256,200	$226,370	$3,123	$(26,105)	$1,784,695		$9,137		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2021.